Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (69,936)	₩ (76,045)	₩ (54,353)
Dividend	(35,143)	(12,416)	(19,161)
Gain on foreign currency translation	(2,776)	(7,110)	(5,085)
Gain on disposal of long-term investment securities		(4,890)	(459,349)
Gain on valuation of derivatives	(6,532)	(223,943)	(4,132)
Gain on settlement of derivatives	(20,399)
Gain relating to investments in associates and joint ventures, net	(3,270,912)	(2,245,732)	(544,501)
Gain on sale of accounts receivable - other	(20,023)	(18,548)	(18,638)
Gain on disposal of property and equipment and intangible assets	(38,933)	(13,991)	(6,908)
Gain relating to financial assets at FVTPL	(83,636)	(33)	(25)
Gain related to financial liabilities at FVTPL			(121)
Reversal of loss on impairment of available-for-sale financial assets		(9,900)
Other income	(952)	(1,129)	(2,123)
Interest expenses	307,319	299,100	290,454
Loss on foreign currency translation	2,397	8,419	3,991
Loss on disposal of long-term investment securities		36,024	2,919
Other finance costs		14,519	5,255
Loss on sale of accounts receivable - other		9,682
Loss on settlement of derivatives	12,554	10,031	3,428
Income tax expense	843,978	745,654	436,038
Expense related to defined benefit plan	147,722	127,696	118,143
Share option	789	414
Depreciation and amortization	3,284,339	3,247,519	3,068,558
Bad debt expense	38,211	34,584	37,820
Loss on disposal of property and equipment and intangible assets	87,257	60,086	63,797
Loss on impairment of property and equipment and intangible assets	255,839	54,946	24,506
Loss relating to financial liabilities at FVTPL	1,535	678	4,018
Loss relating to financial assets at FVTPL	22,507
Bad debt for accounts receivable - other	7,718	5,793	40,312
Loss on disposal of investment assets	3
Loss on impairment of investment assets	3,157	9,003	24,033
Other expenses	102,836	46,353	30,685
Adjustments for income and expenses from operating activities	₩ 1,568,919	₩ 2,096,764	₩ 3,039,561